Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Subsidiary Acquired
a.	Subsidiaries acquired

Subsidiary	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$

Hirschmann	Holding company and the group engaged in the design and manufacturing of automotive components	October 27, 2023	100.00	$2,317,201

ASEPCAYMAN	Engaged in the packaging and testing of semiconductors	August 1, 2024	100.00	$1,096,373

CHE	Engaged in the packaging and testing of semiconductors	August 1, 2024	100.00	$1,945,678

Summary of Consideration Transferred in business combination
b.	Consideration transferred

	Hirschmann	ASEPCAYMAN	CHE
	NT$	NT$	NT$

Cash	$2,317,201	$725,059	$1,713,092
Contingent considerations	-	371,314	232,586

	$2,317,201	$1,096,373	$1,945,678

Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition
c.	Assets acquired and liabilities assumed at the date of acquisition

	Hirschmann	ASEPCAYMAN	CHE
	NT$	NT$	NT$

Assets
Cash and cash equivalents	$118,419	$404,573	$1,381,103
Trade and other receivables	1,336,203	213,592	87,935
Inventories	1,079,301	58,564	112,115
Property, plant and equipment	745,660	919,648	421,792
Right-of-use assets	143,629	-	96,894
Others	167,521	69,707	197,450
Liabilities
Trade and other payables	(745,653)	(263,095)	(200,453)
Lease liabilities	(143,629)	-	(96,894)
Net defined benefit liabilities	(204,975)	(158,053)	-
Others	(200,276)	(71,848)	(54,264)

Fair value of identifiable net assets acquired	$2,296,200	$1,173,088	$1,945,678

Summary of Goodwill Recognized on Acquisition
d.	Goodwill (gain on bargain purchase) recognized on acquisition

	Hirschmann	ASEPCAYMAN	CHE
	NT$	NT$	NT$

Consideration transferred	$2,317,201	$1,096,373	$1,945,678
Less: Fair value of identifiable net assets acquired	(2,296,200)	(1,173,088)	(1,945,678)

Goodwill (gain on bargain purchase) recognized on acquisition	$21,001	$(76,715)	$-

Summary of Net Cash Outflow on Acquisition of Subsidiaries
e.	Net cash outflow on acquisition of subsidiaries

	Hirschmann	ASEPCAYMAN	CHE
	NT$	NT$	NT$

Consideration paid in cash	$2,317,201	$725,059	$1,713,092
Less: Cash and cash equivalents acquired	(118,419)	(404,573)	(1,381,103)

Net cash outflow on acquisition of subsidiaries	$2,198,782	$320,486	$331,989

Summary of Impact of Acquisitions by Comprehensive Income
f.	Impact of acquisitions on the results of the Group’s operations
The results of operations from the subsidiaries acquired since the acquisition dates included in the consolidated statements of comprehensive income and were as follows:

	$	$	$
	Hirschmann (For the period from October 27, 2023 through December 31, 2023)	ASEPCAYMAN (For the period from August 1, 2024 through December 31, 2024)	CHE (For the period from August 1, 2024 through December 31, 2024)
	NT$	NT$	NT$

Operating revenue	$1,017,423	$518,026	$825,216

Net profit (loss)	$46,075	$(69,186)	$152,594